Renee M. Hardt 312-609-7616 rhardt@vedderprice.com

September 21, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for

Nuveen California Dividend Advantage Municipal Fund 2, Nuveen Massachusetts

Premium Income Municipal Fund and Nuveen New Jersey Dividend Advantage

Municipal Fund 2 (the “Registrants”)

To the Commission:

On behalf of the Registrants, electronically transmitted herewith is a preliminary proxy statement and form of proxy for the Annual Meeting of Shareholders to be held November 14, 2012. Accordingly, it is intended that definitive proxy materials will be sent on or about October 3, 2012. Please call the undersigned at (312) 609-7616 with any questions or comments regarding this filing.

Sincerely,

/s/Renee M. Hardt

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales.